Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Stock-based Compensation
Stock-based Compensation

9. Stock‑based Compensation

Management Unit Awards

Effective January 1, 2010, JEH implemented a management incentive plan that provided indirect awards of membership interests in JEH to members of senior management (“Management Units”). These awards had various vesting schedules, and a portion of the Management Units vested in a lump sum at the IPO date. In connection with the IPO, both the vested and unvested Management Units were converted into the right to receive JEH Units and shares of Class B common stock. The JEH Units (together with a corresponding number of shares of Class B common stock) will become exchangeable under this plan into a like number of shares of Class A common stock upon vesting or forfeiture. No new Management Units have been awarded since the IPO and no new JEH Units or shares of Class B common stock are created upon a vesting event. Grants listed below reflect the transfer of JEH Units that occurred upon forfeiture.

The following table summarizes information related to the vesting of Management Units as of December 31, 2016:

		Weighted Average
		Grant Date Fair Value
	JEH Units	per Share
Unvested at December 31, 2015	189,355	$15.00
Granted	40,630	15.00
Forfeited	(40,630)	15.00
Vested	(98,593)	15.00
Unvested at December 31, 2016	90,762	$15.00

Stock compensation expense associated with the Management Units for the years ended December 31, 2016, 2015 and 2014 was $1.2 million, $1.3 million, and $1.6 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations. The weighted average grant date fair value of management units was $15.00 per share for the years ended December 31, 2016 and 2015. Unrecognized expense as of December 31, 2016 for all outstanding management units was $0.9 million and will be recognized over a weighted-average remaining period of 1.3 years.

2013 Omnibus Incentive Plan

Under the Amended and Restated Jones Energy, Inc. 2013 Omnibus Incentive Plan (the “LTIP”), established in conjunction with the Company’s IPO and amended on May 4, 2016 following approval by the Company’s stockholders, the Company has reserved a total of 7,992,559 shares of Class A common stock for non-employee director, consultant, and employee stock-based compensation awards.

The Company granted (i) performance share unit and restricted stock unit awards to certain officers and employees and (ii) restricted shares of Class A common stock to the Company’s non-employee directors under the LTIP during 2014, 2015 and 2016. During 2016, the Company also granted performance unit awards to certain members of the senior management team under the LTIP.

All share and per share information presented for awards made under the LTIP has been recast to retrospectively adjust for the effects of the 0.087423 per share Special Stock Dividend, as defined in Note 16, “Subsequent Events - Special Stock Dividend Declared”, distributed on March 31, 2017.

Restricted Stock Unit Awards

The Company has outstanding restricted stock unit awards granted to certain officers and employees of the Company under the LTIP. The fair value of the restricted stock unit awards is based on the value of the Company’s Class A common stock on the date of grant and is expensed on a straight-line basis over the applicable vesting period, which is typically three years.

The following table summarizes information related to the total number of units awarded to officers and employees as of December 31, 2016:

	Restricted	Weighted Average
	Stock Unit	Grant Date Fair Value
	Awards	per Share
Unvested at December 31, 2015	823,478	$10.71
Granted	1,024,786	3.67
Forfeited	(222,364)	8.91
Vested	(266,758)	11.20
Unvested at December 31, 2016	1,359,142	$5.60

Stock compensation expense associated with the employee restricted stock unit awards for the years ended December 31, 2016, 2015, and 2014 was $3.0 million, $3.1 million, and $1.1 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations. The weighted average grant date fair value of restricted stock units was $3.67 per share, $8.81 per share, and $15.92 per share for the years ended December 31, 2016, 2015, and 2014, respectively. Unrecognized expense as of December 31, 2016 for all outstanding restricted stock unit awards was $4.4 million and will be recognized over a weighted-average remaining period of 1.8 years.

Performance Share Unit Awards

The Company has outstanding performance share unit awards granted to certain members of the senior management team of the Company under the LTIP. Prior to the second quarter of 2016, the performance share unit awards were described in the Company’s filings as performance unit awards. During the second quarter of 2016, the Company created a new class of equity award, described below as a performance unit award, that is settled in cash rather than shares of the Company’s Class A common stock. As a result, references to performance unit awards in the Company’s filings prior to the second quarter of 2016 refer to this description of performance share unit awards.

Upon the completion of the applicable three-year performance period, each recipient may vest in a number of performance share units. The percent of awarded performance share units in which each recipient vests at such time, if any, will range from 0% to 200% based on the Company’s total shareholder return relative to an industry peer group over the applicable three-year performance period. Each vested performance share unit is exchangeable for one share of the Company’s Class A common stock. The grant date fair value of the performance share units was determined using a Monte Carlo simulation model, which results in an estimated percentage of performance share units earned. The fair value of the performance share units is expensed on a straight-line basis over the applicable three-year performance period.

The following table summarizes information related to the total number of performance share units awarded to the senior management team as of December 31, 2016:

	Performance	Weighted Average
	Share Unit	Grant Date Fair Value
	Awards	per Share
Unvested at December 31, 2015	586,331	$13.08
Granted	599,447	4.37
Forfeited	(60,064)	12.20
Vested	(183,641)	19.91
Unvested at December 31, 2016	942,073	$6.25

At the time the performance share units vest, the results of the the Company’s total share return relative to the industry peer group must be certified by the compensation committee of the board of directors before the corresponding shares of Class A common stock are issued. As of December 31, 2016 the 183,641 performance share units that vested during 2016 were awaiting certification by the compensation committee. The Class A shares corresponding to these uncertified awards are not included in the Company’s total outstanding Class A shares reported within stockholder’s equity on the Company’s Consolidated Balance Sheets.

Stock compensation expense associated with the performance share unit awards for the years ended December 31, 2016, 2015, and 2014 was $2.7 million, $2.6 million, and $0.9 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations. The weighted average grant date fair value of performance share unit awards was $4.37 per share, $9.44 per share, and $19.91 per share for the years ended December 31, 2016, 2015, and 2014, respectively. Unrecognized expense as of December 31, 2016 for all outstanding performance share unit awards was $2.7 million and will be recognized over a weighted-average remaining period of 1.6 years.

The Monte Carlo simulation process is a generally accepted statistical technique used, in this instance, to simulate future stock prices for the Company and the components of the peer group. The simulation uses a risk- neutral framework along with the risk-free rate of return, the volatility of each entity, and the stock price trading correlations of each entity with the other entities in the peer group. A stock price path has been simulated for the Company and each peer company and is used to determine the payout percentages and the stock price of the Company’s common stock as of the vesting date. The ending stock price is multiplied by the payout percentage to determine the projected payout, which is then discounted using the risk-free rate of return to the grant date to determine the grant date fair value for that simulation. When enough simulations are generated, the resulting distribution gives a reasonable estimate of the range of future expected stock prices.

The following assumptions were used for the Monte Carlo simulation model to determine the grant date fair value and associated stock-based compensation expense during the periods presented:

	Performance Share Unit Awards
	2016	2015	2014
Forecast period (years)	2.60	2.67	2.62
Risk-free interest rate	1.00%	0.79%	0.61%
Jones stock price volatility	71.47%	52.87%	40.40%

The average historical combined volatilities for the Company and each peer company was 70.45%,  55.13%, and 46.95% for the awards made in 2016, 2015, and 2014, respectively. Based on these assumptions, the Monte Carlo simulation model resulted in an expected percentage of performance share units earned of 123.84%, 101.61%, and 126.80% for the 2016, 2015, and 2014 awards, respectively.

Performance Unit Awards

The Company has outstanding performance unit awards, granted initially in 2016, to certain members of the senior management team of the Company under the LTIP. References to performance unit awards in prior filings do not correspond to these newly created performance unit awards. Upon the completion of the applicable three-year performance period, each recipient may vest in a number of performance units. The value of awarded performance units in which each recipient vests at such time, if any, will range from $0.00 to $200.00 per performance unit based on the Company’s total shareholder return relative to an industry peer group over the applicable three-year performance period. For accounting purposes, the performance units are treated as a liability award with the liability being re-measured at the end of each reporting period. Therefore, the expense associated with these awards is subject to volatility until the payout is finally determined at the end of the performance period. The value of the performance units was determined at award using a Monte Carlo simulation model, as of the grant date, which resulted in an estimated final value upon vesting of $1.3 million. The fair value measured as of December 31, 2016 was $1.2 million.

The following assumptions were used for the Monte Carlo model to determine the grant date fair value and associated stock-based compensation expense of the performance unit awards granted during the year ended December 31, 2016:

2016
Performance
Unit Awards
Forecast period (years)	2.60
Risk-free interest rate	1.00%
Jones stock price volatility	71.47%

For the performance units granted during the year ended December 31, 2016, the Monte Carlo simulation model resulted in an expected payout of $67.38 per performance unit as of the grant date.

Stock compensation expense associated with the performance unit awards was $0.3 million for the year ended December 31, 2016, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations. As of December 31, 2016, $0.9 million of unrecognized compensation expense related to the performance unit awards, subject to re-measurement and adjustment for the change in estimated final value as of the end of each reporting period, is expected to be recognized over the remaining weighted-average remaining period of 2.0 years.

Restricted Stock Awards

The Company has outstanding restricted stock awards granted to the non-employee members of the Board of Directors of the Company under the LTIP. The restricted stock will vest upon the director serving as a director of the Company for a one-year service period in accordance with the terms of the award. The fair value of the awards was based on the price of the Company’s Class A common stock on the date of grant.

The following table summarizes information related to the total value of the awards to the Board of Directors as of December 31, 2016:

		Weighted Average
	Restricted	Grant Date Fair Value
	Stock Awards	per Share
Unvested at December 31, 2015	73,271	$6.71
Granted	152,050	3.68
Forfeited	—
Vested	(73,271)	6.71
Unvested at December 31, 2016	152,050	$3.68

Stock compensation expense associated with awards to the members of the Board of Directors for the years ended December 31, 2016, 2015 and 2014 was $0.6 million, $0.6 million, and $0.4 million, respectively, and is included in general and administrative expenses on the Company’s Consolidated Statement of Operations. The weighted average grant date fair value of restricted stock awards was $3.68 per share, $6.71 per share, and $17.26 per share for the years ended December 31, 2016, 2015, and 2014. Unrecognized expense as of December 31, 2016 for all outstanding restricted stock awards was $0.2 million and will be recognized over the remaining vesting period of 0.4 years.

For the years ended December 31, 2016, 2015, and 2014, the Company had an associated tax benefit of $1.4 million, $1.1 million, and $0.4 million, respectively, related to all stock-based compensation, calculated at the federal statutory rate after adjusting for the non-controlling interest.